Short-Term Investment - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Investments Schedule [Abstract]
Investment in financial product		52,500,000
Investment, contractual life	10 years	10 years
Short-term investment redeemed	6,607,529	40,000,000	25,000,000	551,058,000
Investment income on short-term investment	59,592	360,750	124,862	2,251,269
Short-term investment	$ 2,064,853	12,500,000